OPERATING LEASE (Tables)	12 Months Ended
Dec. 31, 2022
OPERATING LEASE
Schedule of components of lease expenses

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Operating lease expenses	71,706	116,091	162,448
Short-term lease expenses	2,167	2,177	1,947
Total	73,873	118,268	164,395

Schedule of supplemental balance sheet information related to operating lease

	As of December 31,
	2021	2022
	RMB	RMB
Right-of-use assets, net	309,085	289,628

Operating lease liabilities, current	127,531	151,438
Operating lease liabilities, non-current	183,365	143,591
Total operating lease liabilities	310,896	295,029

	As of December 31,
	2021	2022
	RMB	RMB
Weighted average remaining lease term (in years)	3.26	2.60
Weighted average discount rate	4.82%	4.81%

Schedule of supplemental cash flow information related to operating lease

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of operating lease liabilities	72,138	102,154	154,626
Right-of-use assets obtained in exchange for operating lease liabilities	112,871	274,358	139,968

Schedule of maturities of lease liabilities

As of
December 31,
2022
RMB
2023	154,865
2024	82,310
2025	49,935
2026	25,451
2027	1,833
Thereafter	—
Total undiscounted lease payments	314,394
Less: imputed interest	(19,365)
Total operating lease liabilities	295,029